SEGMENT INFORMATION - Schedule of Segment Financial Information (Details) - USD ($) $ in Millions	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Financial Information
Total revenues	$ 666			$ 566								$ 2,638	$ 2,315	$ 2,027
Depreciation	61			65								263	249	231
Income taxes (benefits)	22	$ 40	$ 20	16	$ 40	$ 20	$ (4)	$ 36	$ 16	$ 76	$ 56	107	87	33
Cash Flows from Investing Activities
Total Assets	11,444	$ 11,466	$ 10,427	10,057	$ 9,599	$ 9,489	$ 9,207	$ 10,427	$ 9,489	$ 11,466	$ 9,599	11,109	9,913	9,102
Total Goodwill	1,811											1,811	1,811
First Energy [Member]
Segment Financial Information
Total revenues	4,202			3,765								15,090	13,472	12,870
Other operating expenses	1,460			1,034								4,122	4,044	3,579
Depreciation	421			411								1,664	1,581	1,461
Amortization (deferral) of regulatory assets, net	(457)			(10)								(109)	(231)	(261)
Ohio settlement charges												275
Equity method investment earnings, net												0	58	175
Interest expense	326			288								1,217	1,144	1,124
Income taxes (benefits)	138			126								288	377	267
Other expense (income) items	1,909			1,556								6,888	5,637	5,752
Earnings Attributable to FE - continuing operations	405			360								1,020	978	1,123
Cash Flows from Investing Activities
Capital investments	1,255			1,005								4,705	4,030	3,356
Total Assets	56,917											55,904	52,044
Total Goodwill	5,618											5,618	5,618
External revenues | First Energy [Member]
Segment Financial Information
Total revenues	4,202			3,765								15,090	13,472	12,870
Internal revenues | First Energy [Member]
Segment Financial Information
Total revenues	0			0								0	0	0
Operating Segments | First Energy [Member]
Segment Financial Information
Total revenues	4,209			3,776								15,135	13,526	12,922
Other operating expenses	1,467			1,062								4,223	3,979	3,623
Depreciation	401			391								1,586	1,505	1,386
Amortization (deferral) of regulatory assets, net	(457)			(10)								(109)	(231)	(261)
Ohio settlement charges												275
Equity method investment earnings, net												0	0	0
Interest expense	270			237								1,005	969	892
Income taxes (benefits)	156			140								363	461	330
Other expense (income) items	1,882			1,521								6,759	5,390	5,666
Earnings Attributable to FE - continuing operations	490			435								1,308	1,453	1,286
Cash Flows from Investing Activities
Capital investments	1,173			974								4,787	3,938	3,241
Total Assets	56,969											55,908	52,114
Total Goodwill	5,618											5,618	5,618
Operating Segments | External revenues | First Energy [Member]
Segment Financial Information
Total revenues	4,192			3,761								15,072	13,463	12,859
Operating Segments | Internal revenues | First Energy [Member]
Segment Financial Information
Total revenues	17			15								63	63	63
Operating Segments | Distribution | First Energy [Member]
Segment Financial Information
Total revenues	1,990			1,936								7,547	6,863	6,854
Other operating expenses	716			627								2,479	2,378	2,129
Depreciation	165			162								655	648	620
Amortization (deferral) of regulatory assets, net	(254)			(19)								(103)	(171)	(259)
Ohio settlement charges												275
Equity method investment earnings, net												0	0	0
Interest expense	107			99								399	432	390
Income taxes (benefits)	64			60								74	135	147
Other expense (income) items	946			789								3,680	2,817	3,240
Earnings Attributable to FE - continuing operations	246			218								363	624	587
Cash Flows from Investing Activities
Capital investments	364			265								1,344	1,130	936
Total Assets	21,227											20,653	19,949
Total Goodwill	3,222											3,222	3,222
Operating Segments | Distribution | External revenues | First Energy [Member]
Segment Financial Information
Total revenues	1,981			1,927								7,508	6,824	6,813
Operating Segments | Distribution | Internal revenues | First Energy [Member]
Segment Financial Information
Total revenues	9			9								39	39	41
Operating Segments | Integrated | First Energy [Member]
Segment Financial Information
Total revenues	1,703			1,349								5,683	4,876	4,320
Other operating expenses	672			337								1,416	1,254	1,156
Depreciation	139			138								562	521	462
Amortization (deferral) of regulatory assets, net	(205)			8								(12)	(66)	(10)
Ohio settlement charges												0
Equity method investment earnings, net												0	0	0
Interest expense	78			65								284	262	257
Income taxes (benefits)	46			40								190	153	37
Other expense (income) items	820			625								2,655	2,217	2,118
Earnings Attributable to FE - continuing operations	153			136								588	535	300
Cash Flows from Investing Activities
Capital investments	476			395								1,842	1,542	1,212
Total Assets	20,732											20,352	18,637
Total Goodwill	1,953											1,953	1,953
Operating Segments | Integrated | External revenues | First Energy [Member]
Segment Financial Information
Total revenues	1,702			1,348								5,678	4,871	4,315
Operating Segments | Integrated | Internal revenues | First Energy [Member]
Segment Financial Information
Total revenues	1			1								5	5	5
Operating Segments | Stand-Alone Transmission | First Energy [Member]
Segment Financial Information
Total revenues	516			491								1,905	1,787	1,748
Other operating expenses	79			98								328	347	338
Depreciation	97			91								369	336	304
Amortization (deferral) of regulatory assets, net	2			1								6	6	8
Ohio settlement charges												0
Equity method investment earnings, net												0	0	0
Interest expense	85			73								322	275	245
Income taxes (benefits)	46			40								99	173	146
Other expense (income) items	116			107								424	356	308
Earnings Attributable to FE - continuing operations	91			81								357	294	399
Cash Flows from Investing Activities
Capital investments	333			314								1,601	1,266	1,093
Total Assets	15,010											14,903	13,528
Total Goodwill	443											443	443
Operating Segments | Stand-Alone Transmission | External revenues | First Energy [Member]
Segment Financial Information
Total revenues	509			486								1,886	1,768	1,731
Operating Segments | Stand-Alone Transmission | Internal revenues | First Energy [Member]
Segment Financial Information
Total revenues	7			5								19	19	17
Corporate/Other | First Energy [Member]
Segment Financial Information
Total revenues	10			4								18	9	11
Other operating expenses	(4)			(25)								(90)	75	(34)
Depreciation	20			20								78	76	75
Amortization (deferral) of regulatory assets, net	0			0								0	0	0
Ohio settlement charges												0
Equity method investment earnings, net												0	58	175
Interest expense	86			79								338	360	340
Income taxes (benefits)	(18)			(14)								(75)	(84)	(63)
Other expense (income) items	(3)			7								3	62	(22)
Earnings Attributable to FE - continuing operations	(85)			(75)								(288)	(475)	(163)
Cash Flows from Investing Activities
Capital investments	82			31								(82)	92	115
Total Assets	1,709											1,793	1,975
Total Goodwill	0											0	0
Corporate/Other | External revenues | First Energy [Member]
Segment Financial Information
Total revenues	10			4								18	9	11
Corporate/Other | Internal revenues | First Energy [Member]
Segment Financial Information
Total revenues	0			0								0	0	0
Reconciling Adjustments | First Energy [Member]
Segment Financial Information
Total revenues	(17)			(15)								(63)	(63)	(63)
Other operating expenses	(3)			(3)								(11)	(10)	(10)
Depreciation	0			0								0	0	0
Amortization (deferral) of regulatory assets, net	0			0								0	0	0
Ohio settlement charges												0
Equity method investment earnings, net												0	0	0
Interest expense	(30)			(28)								(126)	(185)	(108)
Income taxes (benefits)	0			0								0	0	0
Other expense (income) items	30			28								126	185	108
Earnings Attributable to FE - continuing operations	0			0								0	0	0
Cash Flows from Investing Activities
Capital investments	0			0								0	0	0
Total Assets	(1,761)											(1,797)	(2,045)
Total Goodwill	0											0	0
Reconciling Adjustments | External revenues | First Energy [Member]
Segment Financial Information
Total revenues	0			0								0	0	0
Reconciling Adjustments | Internal revenues | First Energy [Member]
Segment Financial Information
Total revenues	$ (17)			$ (15)								$ (63)	$ (63)	$ (63)